SCHEDULE OF OTHER INCOME (Details) - AUD ($)		12 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Other Income
Research and development tax incentive income	[1]	$ 1,616,064	$ 2,397,552	$ 997,908
Export Marketing & Development Grant				100,000
Other income		45,724	25,955	116,271
Government grant income – COVID-19 relief	[2]			287,883
Net unrealized foreign exchange gain		152,963	244,762
Net realized foreign exchange gain		22,071	115,122	57,899
Total other income		$ 1,836,822	$ 2,783,391	$ 1,559,961

[1]	R&D tax incentive
[2]	Government Grant income – COVID-19 Relief